Long-Term Bank Loan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Company borrowings	$ 160,000,000
Loan repaid	32,000,000	32,000,000	32,000,000
Principal amount outstanding	64,000,000
Fixed rate debt	24,000,000
Variable rate debt	40,000,000
Interest rate of debt	4.88%
Percentage bearing variable interest	2.00%
Actual interest rate on outstanding variable rate debt	3.33%	3.59%
Minimum shareholders' equity	Greater of $300.0 million or 30% of the total assets
Minimum, shareholders' equity amount	300,000,000
Percentage of loans made by the company	30.00%
Earning before interest tax depreciation and amortization	40,000,000
Discount Bank [Member]
Debt Instrument [Line Items]
Earning before interest tax depreciation and amortization	28,000,000
Prepayment of loan	32,000,000
Fixed interest component	12,000,000
Variable interest component	$ 20,000,000